Share Capital – Canopy Rivers	12 Months Ended
Mar. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Share Capital - Canopy Growth
18.	Share capital – Canopy Growth

(a) Authorized

An unlimited number of common shares.

(i)	Equity raises

On November 1, 2018, the Company issued 104,500,000 common shares from treasury and two tranches of warrants to CBI in exchange for proceeds of $5,072,500. The first tranche warrants (“New Warrants”) will allow CBI to acquire 88.5 million additional shares of Canopy for a fixed price of $50.40 per share. The second tranche warrants (“Final Warrants”) allows the purchase of 51.3 million additional shares at a price equal to the 5-day volume weighted average price immediately prior to exercise. These warrants can only be exercised after the New Warrants have been exercised. The New Warrants vested immediately upon closing of the share purchase agreement and the Final Warrants become exercisable once the New Warrants have been exercised. Both the New and Final Warrants expire on November 1, 2021.

The proceeds of the common share issuance were allocated to the common shares and New Warrants based on their relative fair values in the amount of $3,567,149 and $1,505,351, respectively. The fair value of the common shares was determined using the closing price on October 31, 2018, and the fair value of the warrants was determined using a Black-Scholes model. Share issuance costs of $8,509 were allocated to the common shares and $3,591 to the warrants. Since the Final Warrants will be issued for a price that is equal to the 5-day volume weighted average price immediately prior to exercise, they fail the ‘fixed for fixed’ criterion and will be classified as a derivative liability. Management has estimated that the value of this liability is nominal and no value was allocated to the Final Warrants.

During the year ended March 31, 2018, the Company completed the following equity raises net of share issue costs of $9,400.

	Number of shares	Share capital

Bought deal equity financing - July 21, 2017	3,105,590	$24,922
Equity investment from Greenstar - November 2, 2017	18,876,901	173,765
Private placement equity financing - February 7, 2018	5,800,000	192,065

Total	27,782,491	$390,752

On November 2, 2017, Greenstar Canada Investment Limited Partnership, which is an affiliate of CBI (“Greenstar”) acquired 18,876,901 common shares from treasury and 18,876,901 warrants (“Greenstar Warrants”) in exchange for $244,990. The common shares have a hold period of four months and one day from the closing date. The warrants, each exercisable at $12.9783 per warrant for a common share, expire May 2, 2020 and are exercisable in two equal tranches, with the first exercisable tranche date being August 1, 2018, and the second exercisable tranche date being February 1, 2019, provided at the time of exercising the warrants, the Company still owns the 18,876,901 common shares. The proceeds of the common share issuance were allocated to the common shares and warrants based on their relative fair values in the amount of $174,472 and $70,518, respectively. The fair value of the common shares was determined using the closing price on the day the share subscription closed, and the fair value of the warrants was determined using a Black-Scholes model. Share issuance costs of $707 were allocated to the common shares and $253 to the warrants.

CBI also holds convertible senior notes of the Company with an aggregate principal amount of $200,000. Following the exercise of the Greenstar Warrants, the New Warrants and the Final Warrants and conversion of these notes, CBI would hold approximately 56% of the outstanding shares of the Company, as adjusted for any potentially dilutive shares.

(ii)	Acquisitions

During the year ended March 31, 2019, the Company issued the following shares, net of share issuance costs, as a result of business combinations that occurred in the current or prior years.

	Notes	Number of shares	Share capital	Share based reserve

Hiku	27(a)(iv)	7,943,123	$543,616	$-
Ebbu	27(a)(v)	5,275,005	233,802	29,880
CHI	27(a)(iii)	3,076,941	97,832	-
Spectrum Colombia	27(a)(ii)	1,193,237	46,018	-
DCL	27(a)(i)	666,362	24,644	1,956
Annabis	27(a)(ix)	50,735	1,558	-
Vert Medical (release from escrow)		88,469	-	-

Total		18,293,872	$947,470	$31,836

During the year ended March 31, 2018, the Company issued the following shares, net of share issuance costs, as a result of business combinations that occurred in the current or prior years.

	Notes	Number of shares	Share capital	Share based reserve

rTrees	27(c)(i)	3,494,505	$28,026	$1,079
Spot	27(c)(v)	111,669	984	-
Green Hemp	27(c)(v)	24,577	848	-
MedCann Access (release from escrow)		240,678	390	(390)
Hemp.CA (release from escrow)		129,016	-	-
Spektrum Cannabis (release from escrow)		367,981	-	-
Vert Medical (release from escrow)		147,453	-	-

Total		4,515,879	$30,248	$689

(iii)	Other

During the year ended March 31, 2019, the Company issued shares as a result of the following transactions:

	Notes	Number of shares	Share capital	Share based reserve

Completion of acquisition milestones	18(c)	2,455,446	$45,277	$(45,310)
Newfoundland lease purchase option		332,009	8,714	-
Royalty agreements		208,786	9,168	(2,864)
Asset acquisitions		61,492	2,251	-
Shares issued but held in escrow		46,781	2,076	(2,076)
Release from escrow to LBC Holdings, Inc.		25,097	1,038	(1,038)
Conversion of Hiku debenture	27(a)(iv)	22,866	1,580	(949)

Total		3,152,477	$70,104	$(52,237)

During the year ended March 31, 2018, the Company issued shares as a result of the following transactions:

	Notes	Number of shares	Share capital	Share based reserve

Release from escrow to LBC Holdings, Inc.	18(c)	87,836	$1,297	$(1,297)
Completion of acquisition milestones		398,651	4,278	(4,278)
Niagara asset acquisition		111,366	995	-
Asset acquisitions		117,253	3,225	-

Total		715,106	$9,795	$(5,575)

(iv)	Warrants

	Note	Number of whole warrants	Average exercise price	Warrant value

Balance outstanding at March 31, 2017		-	$-	$-
Greenstar equity investment - net of warrant issue cost of $253		18,876,901	12.98	70,265
rTrees acquisition		242,408	3.83	1,303
Exercise of warrants		(207,297)	3.72	(1,113)

Balance outstanding at March 31, 2018		18,912,012	$12.96	$70,455
Issuance of warrants[1]		88,472,861	50.40	1,501,760
Replacement warrants granted through Hiku acquisition	27(a)(iv)	920,452	41.28	30,611
Exercise of warrants		(457,002)	41.12	(12,901)
Expiry of warrants		(1)	3.80	-

Balance outstanding at March 31, 2019[1]		107,848,322	$43.80	$1,589,925
[1] This balance excludes the Final Warrants, which represent a derivative liability and have nominal value, see note 19(a)(i).

(b) Omnibus plan

On September 15, 2017, shareholders approved an Omnibus Incentive Plan (“Omnibus Plan”) pursuant to which the Company is able to issue share-based long-term incentives. All directors, officers, employees and independent contractors of the Company are eligible to receive awards of common share purchase options (“Options”) restricted share units (“RSUs”), deferred share units (“DSUs”), stock appreciation rights (“Stock Appreciation Rights”), restricted stock (“Restricted Stock”), performance awards (“Performance Awards”) or other stock based awards (collectively, the “Awards”), under the Omnibus Plan. In addition, shareholders also approved the 2017 Employee Stock Purchase Plan of the Company (the “Purchase Plan”).

Under the Purchase Plan, the aggregate number of common shares that may be issued is 400,000, and the maximum number of common shares which may be issued in any one fiscal year shall not exceed 200,000.

Under the Omnibus Plan, the maximum number of shares issuable from treasury pursuant to Awards shall not exceed 15% of the total outstanding shares from time to time less the number of shares issuable pursuant to all other security-based compensation arrangements of the Company. The maximum number of common shares reserved for Awards is 50,626,561 at March 31, 2019 (19,955,721 at March 31, 2018). As of March 31, 2019, the only Awards issued have been options and RSUs under the Omnibus Plan.

The Omnibus Plan is administered by the Board of Directors of the Company who establishes exercise prices, at not less than the market price at the date of grant, and expiry dates. Options under the Omnibus Plan generally remain exercisable in increments with 1/3 being exercisable on each of the first, second and third anniversaries from the date of grant, and has expiry dates set at six years from issuance. The Board of Directors has the discretion to amend general vesting provisions and the term of any award, subject to limits contained in the Omnibus Plan.

The following is a summary of the changes in the Company’s Omnibus Plan employee options during the years ended March 31, 2018 and 2019:

	Notes	Options issued	Weighted average exercise price

Balance outstanding at March 31, 2017		10,044,112	$3.97
Options granted		12,832,237	16.50
Replacement options issued as a result of the rTrees acquisition		224,433	3.18
Options exercised		(3,912,946)	2.82
Options forfeited/cancelled		(1,942,001)	9.32

Balance outstanding at March 31, 2018		17,245,835	$12.95
Options granted		22,145,198	51.49
Replacement options issued as a result of the CHI acquisitions	27(a)(iii)	568,005	14.98
Replacement options issued as a result of the Hiku acquisition	27(a)(iv)	291,629	10.64
Options exercised		(5,318,923)	11.48
Options forfeited/cancelled		(2,099,849)	55.37

Balance outstanding at March 31, 2019		32,831,895	$34.10

The following is a summary of the outstanding stock options as at March 31, 2019:

	Options Outstanding		Options Exercisable

Range of Exercise Prices	Outstanding at March 31, 2019	Weighted Average Remaining Contractual Life (years)	Exercisable at March 31, 2019	Weighted Average Remaining Contractual Life (years)

$0.22 - $10.07	6,642,495	3.72	2,032,363	2.98
$10.08 - $35.00	5,572,023	4.63	1,574,181	4.36
$35.01 - $38.42	7,552,988	5.74	-	-
$38.43 - $43.12	6,894,360	5.39	191,713	4.34
$43.13 - $67.64	6,170,029	5.68	2,261	3.90

	32,831,895	5.06	3,800,518	3.62

At March 31, 2019, the weighted average exercise price of options outstanding and options exercisable was $34.10 and $13.99, respectively (at March 31, 2018 - $12.95 and $4.55, respectively).

The Company recorded $141,451 in share-based compensation expense related to options issued to  employees for the year ended March 31, 2019 (for the year ended March 31, 2018 - $21,278) and $12,862 in share-based compensation expense related to options issued to contractors (for the year ended 2018 - $4,774). The compensation expense for the year ended March 31, 2019 includes an amount related to 595,000 options being provided in exchange for services which are subject to performance conditions (for the year ended 2018 - 420,000).

During the second quarter of the fiscal year ended March 31, 2019, the Company issued replacement options to employees in relation to the acquisitions of CHI and Hiku Brands Company Ltd. (“Hiku”) (Note 27(a)(iii) and (iv), respectively). For the year ended March 31, 2019, the Company recorded share-based compensation expense of $10,917, related to these replacement options, of which $7,503 relates to an immediate share-based compensation expense recorded at the CHI acquisition date to reflect the accelerated vesting of certain CHI replacement options.

In determining the amount of share-based compensation related to options issued during the year, the Company used the Black-Scholes option pricing model to establish the fair value of options granted during the years ended March 31, 2019 and 2018 on their measurement date by applying the following assumptions:

	March 31, 2019	March 31, 2018

Risk-free interest rate	2.00%	1.54%
Expected life of options (years)	2 - 5	3 - 5
Expected annualized volatility	75%	64%
Expected forfeiture rate	12%	11%
Expected dividend yield	nil	nil
Black-Scholes value of each option	$24.98	$8.88

Volatility was estimated by using the historical volatility of the Company and other companies that the Company considers comparable that have trading and volatility history prior to the Company becoming public. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate was based on the zero coupon Canada government bonds with a remaining term equal to the expected life of the options.

During the year ended March 31, 2019, 5,318,923 Omnibus Plan options were exercised ranging in price from $0.56 to $40.68 for gross proceeds of $48,159 (for the year ended March 31, 2018 - 3,912,946 Omnibus Plan options were exercised ranging in price from $0.43 to $11.71 for gross proceeds of $11,053).

During the year ended March 31, 2019, the Company issued 201,821 RSUs to consultants and directors of the Company of which 52,871 vested immediately, 29,306 vest over 5 years, 100,000 vest over 2 years and 19,644 vest over 1 year. For the year ended March 31, 2019, the Company recorded $3,709 in share-based compensation expense related to these RSUs (for the year ended March 31, 2018 - nil).

(c) Share-based compensation expense related to acquisition and asset purchase milestones

Share-based compensation expense related to acquisition milestones is comprised of:

	Compensation expense
	March 31, 2019	March 31, 2018

Spectrum Denmark	$9,895	$7,206
Spectrum Colombia	28,893	-
Canindica	42,499	-
Other	18,877	12,269

	$100,164	$19,475

During the year ended March 31, 2019, 2,455,446 shares (during the year ended March 31, 2018 – 398,651) were released on completion of acquisition milestones. At March 31, 2019, there were up to 5,371,154 shares to be issued on the completion of acquisition and asset purchase milestones. In certain cases, the number of shares to be issued is based on the volume weighted average share price at the time the milestones are met. The number of shares has been estimated assuming the milestones were met at March 31, 2019. The number of shares excludes shares to be issued on July 4, 2023 to the previous shareholders of Spectrum Cannabis Colombia S.A.S. (“Spectrum Colombia”) and Canindica Capital Ltd. (“Canindica”) based on the fair market value of the Company’s Latin American business on that date. See Note 27(a)(ii) for further information.

(d) Other share based payments

During the year ended March 31, 2019, the Company recorded share-based payments of $4,781 (during the year ended March 31, 2018 - $2,071) related to shares issued for payment of royalties and sales and marketing services.

Canopy Rivers Corporation
Disclosure Of Classes Of Share Capital [Line Items]
Share Capital - Canopy Growth
19.	Share capital – Canopy Rivers

(a) Authorized

Canopy Rivers is authorized to issue an unlimited number of common shares. There are two classes of common shares: Multiple Voting Shares and Subordinated Voting Shares. Each Multiple Voting Share is entitled to receive 20 votes, while each Subordinated Voting Share is entitled to receive one vote at all meetings of the shareholders. There is no priority or distinction between the two classes of shares in respect of their entitlement to the payment of dividends or participation on liquidation, dissolution or winding-up of the Company.

Prior to the completion of the Qualifying Transaction described in (d) below, Canopy Rivers had two classes of common shares: “Class A Shares” and “Class B Shares”. Pursuant to the terms of the Qualifying Transaction, Class A shareholders received one Multiple Voting Share for each Class A Share held, and Class B shareholders received one Subordinated Voting Share for each Class B Share held upon completion of the Qualifying Transaction. Accordingly, the terms “Class A Shares” and “Multiple Voting Shares” may be used interchangeably, and the terms “Class B Shares” and “Subordinated Voting Shares” may be used interchangeably.

(b) Issued and outstanding

As at March 31, 2019, Canopy Rivers had 36,468,318 Multiple Voting Shares (March 31, 2018 – 36,468,318) and 150,592,136 Subordinated Voting Shares (March 31, 2018 – 94,134,333) issued and outstanding. As at March 31, 2019, the Company held 36,468,318 Multiple Voting Shares (March 31, 2018 – 36,468,318) and 15,223,938 Subordinated Voting shares (March 31, 2018 – 4,673,938) which represented a 27.6% ownership interest in Canopy Rivers and 84.6% of the voting rights (March 31, 2018 – 31.5% and 89.1% respectively). The voting rights allow the Company to direct the relevant activities of Canopy Rivers such that the Company has control over Canopy Rivers and Canopy Rivers is consolidated in these financial statements.

(c) Initial financing

On May 12, 2017, the Company advanced $20,000 in the form of a convertible debenture to Canopy Rivers. Other investors advanced $953 of seed capital to purchase 19,066,668 Class B Shares. Of this amount, $503 representing 10,066,668 Class B Shares was paid for through share purchase loans, whereby funds were advanced to Canopy Rivers by the Company on behalf of certain employees of the Company and another individual. The shares acquired by each Canopy Growth employee and the other individual through these share purchase loans have been placed in trust and vest in three equal tranches over three years if: (i) each employee, individually, remains an employee of the Company (or, in the case of the individual, the individual remains a consultant of the Company); and (ii) the individual loans are repaid. In certain cases, there are also additional performance targets. If the loan is not repaid, the shares will be cancelled by Canopy Rivers and the proceeds received by Canopy Rivers from the sale of the shares would be returned to the Company. Accordingly, the 10,066,668 Class B Shares acquired by way of the share purchase loans were initially accounted for as seed capital options and are not considered issued for accounting purposes until the loans are repaid on an individual employee/consultant basis. During the twelve months ended March 31, 2019, share purchase loans in the amount of $311 relating to Canopy Rivers shares held in trust by the Company on behalf of certain Canopy Growth employees were repaid, resulting in the release from escrow of 6,227,776 Class B Shares. Please refer to Note 19(e) for additional details on the seed capital options.

(d) Financings during the year ended March 31, 2019

On April 6, 2018, Canopy Rivers completed a non-brokered private placement of 454,545 Class B Shares for aggregate gross proceeds of $500 and share issuance costs of $nil.

On July 6, 2018, Canopy Rivers completed a private placement offering, pursuant to which Canopy Rivers issued an aggregate of 29,774,857 subscription receipts at a price of $3.50 per subscription receipt for gross proceeds of $104,212, including $15,050 invested by the Company. Canopy Rivers issued 28,792,000 subscription receipts pursuant to a brokered offering and 982,857 subscription receipts on a non-brokered basis. Funds from the private placement were placed in escrow pending the completion of the RTO with AIM2 Ventures Inc. (“AIM2”). Share issue costs of $3,371 were incurred as part of this private placement offering, which have been deducted from the carrying value of the non-controlling interest.

On September 17, 2018 Canopy Rivers completed the RTO, the funds were released from escrow and    Canopy Rivers began trading under the symbol RIV.V on the TSX Venture Exchange.

Since AIM2 does not have the inputs and processes capable of producing outputs that are necessary to meet the definition of a business as defined by IFRS 3 the RTO has been accounted for under IFRS 2, Share-based Payments. Accordingly, the RTO has been accounted for at the fair value of the equity instruments granted by the shareholders of Canopy Rivers to the shareholders and option holders of AIM2. Consideration paid by the acquirer is measured at the fair value of the equity issued to the shareholders of AIM2, $1,353 (361,377 shares at $3.50 per share, 36,137 options with a fair value of $89 calculated using a Black-Scholes option pricing model and 18,821 broker warrants measured using the Black-Scholes option pricing model), with the excess amount above the fair value of the net assets acquired, treated as a listing expense in profit and loss.

The assets acquired and liabilities assumed at their fair value on the acquisition date are as follows.

Amount

Consideration	$1,353

Cash acquired	583

Listing expense	770

On February 27, 2019, Canopy Rivers completed a brokered equity financing pursuant to which a syndicate of underwriters purchased 13,225,000 Subordinated Voting Shares of Canopy Rivers on a bought deal basis at a price of $4.80 per Subordinated Voting Share (the “Issue Price”) for gross proceeds of approximately $63,479 (the “Bought Deal”). Concurrent with the Bought Deal, the Company purchased 6,250,000 Subordinated Voting Shares on a private placement basis, at a price per Subordinated Voting Share equal to the Issue Price for additional gross proceeds of approximately $30,000. Share issuance costs of $2,979 were paid in connection with the offering.

Associated with the July 2018 and February 2019 financings, an amount of $5,246 has been recorded as an increase in equity attributable to the parent which represents the change in the carrying amount of the non-controlling interest as a result of the difference between the consideration paid and the net assets acquired and the dilution of Canopy Growth’s ownership interest.

(e) Seed Capital Options

The seed capital options were measured at fair value on May 12, 2017, using a Black-Scholes option pricing model and will be expensed over their vesting period. Where there are performance conditions in addition to service requirements Canopy Growth has estimated the number of shares it expects to vest and is amortizing the expense over the expected vesting period.

The following table summarizes the change in seed capital options up to March 31, 2019:

	Seed capital options issued	Seed capital loan balance

Balance outstanding at March 31, 2017	-	$-

Options granted	10,066,668	503

Balance outstanding at March 31, 2018	10,066,668	$503

Options exercised	(6,227,776)	(311)

Balance outstanding at March 31, 2019	3,838,892	$192

(f) Stock option plan

Canopy Rivers has a stock option plan (the “Plan”) under which non-transferable options to purchase Subordinated Voting Shares of the Company may be granted to directors, officers, employees, or independent contractors of the Company. Pursuant to the Plan, the maximum number of Subordinated Voting Shares issuable from treasury pursuant to outstanding options shall not exceed 10% of the issued and outstanding Subordinated Voting Shares. The Plan is administered by the Board who establishes exercise prices, at not less than the market price at the date of the grant, and expiry dates. Options under the Plan generally remain exercisable in increments, with one-third being exercisable on each of the first, second, and third anniversaries from the date of grant, and have expiry dates five years from the date of grant. The Board has the discretion to amend general vesting provisions and the term of any option grant, subject to limits contained in the Plan. The seed capital options are not within the scope of the Plan.

The following is a summary of the changes in Canopy Rivers’ stock options, excluding the seed capital options presented separately, during the years ended March 31, 2018 and 2019:

	Options issued	Weighted average exercise price

Balance outstanding at March 31, 2017	-	$-

Options granted	5,915,000	0.68

Balance outstanding at March 31, 2018	5,915,000	$0.68

Options granted	6,762,137	3.32
Options exercised	(154,882)	0.78

Balance outstanding at March 31, 2019	12,522,255	$1.98

In determining the amount of share-based compensation related to options issued during the year, Canopy Rivers used the Black-Scholes option pricing model to establish the fair value of options granted during the year ended March 31, 2019 and 2018 on their measurement date by applying the following assumptions:

	March 31, 2019	March 31, 2018

Risk-free interest rate	1.70%	1.00%
Expected life of options (years)	0.4 - 4	1 - 3
Expected annualized volatility	70%	70%
Expected forfeiture rate	nil	nil
Expected dividend yield	nil	nil
Black-Scholes value of each option	$1.80	$0.55 - 1.05

Volatility was estimated using companies that Canopy Rivers considers comparable that have trading and volatility history prior to Canopy Rivers becoming public. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate was based on zero coupon Canada government bonds with a remaining term equal to the expected life of the options.

For the year ended March 31, 2019, the Company recorded $13,898 (for the year ended March 31, 2018 - $3,579) in share-based compensation expense related to these options and the seed capital options with a corresponding increase to non-controlling interests.